COLUMBIA ACORN TRUST

71 S. WACKER DRIVE, SUITE 2500

CHICAGO, ILLINOIS 60606

April 24, 2020

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE: Columbia Acorn Trust

Registration Statement on Form N-14 (File No. 333-236972)

Ladies and Gentlemen:

In accordance with paragraph (j) of Rule 497 under the Securities Act of 1933 (the "Securities Act"), Columbia Acorn Trust (the "Trust") certifies that (i) the form of prospectus and statement of additional information that would have been filed under paragraph (b) of Rule 497 under the Securities Act would not have differed from that contained in the Form N-14 registration statement for the Trust (Post-Effective Amendment No. 1) (the "Registration Statement"), and (ii) the Registration Statement was filed electronically with the Securities and Exchange Commission on April 20, 2020 via EDGAR (Accession Number 0001193125-20-110877).

Very truly yours,

COLUMBIA ACORN TRUST

By: /s/ Matthew A. Litfin                   Matthew A. Litfin, Co-President

By: /s/ Louis J. Mendes

Louis J. Mendes, Co-President